Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue
Healthcare services income	$ 327,273	$ 239,792
Operating expenses
Costs of healthcare services	(436,171)	(371,218)
Research and development expenses	(4,315,033)	(2,714,217)
General and administrative fees	(2,076,634)	(3,232,916)
Legal and professional fees	(1,540,304)	(2,008,774)
Other operating expenses	(641,457)	(120,788)
Total operating expenses	(9,009,599)	(8,447,913)
Other income (loss)
Gain on investments in marketable securities, net	192,134	315,977
Gain on non-marketable investment	1,635,939	1,147,199
(Loss) gain on investments in derivatives, net	(101,233)	310,195
Gain on use of digital currencies		12,334
Changes in fair value of warrant liabilities		(866,300)
Gain on extinguishment of convertible debts		1,198,490
Interest expense, net	(144,226)	(3,678,566)
Sundry income	111,398	128,444
Total other income (loss), net	1,694,012	(1,432,227)
Net loss	(6,988,314)	(9,640,348)
Less: net loss attributable to non-controlling interests	(783,749)	(551,877)
Net loss attributable to Aptorum Group Limited	$ (6,204,565)	$ (9,088,471)
Net loss per share - basic and diluted	$ (0.21)	$ (0.31)
Weighted-average shares outstanding - basic and diluted	29,956,393	28,978,151
Net loss	$ (6,988,314)	$ (9,640,348)
Other Comprehensive income (loss)
Exchange differences on translation of foreign operations	31,170	2,000
Other Comprehensive income	31,170	2,000
Comprehensive loss	(6,957,144)	(9,638,348)
Less: comprehensive loss attributable to non-controlling interests	(783,751)	(551,877)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (6,173,393)	$ (9,086,471)